Jacob Discovery Fund
Schedule of Investments (+)
May 31, 2022 (Unaudited)

Shares			Value
		COMMON STOCKS - 99.1%
		Advertising - 0.7%
274,500		IZEA Worldwide, Inc. *	$252,815
		Biological Products (No Diagnostic Substances) - 3.4%
145,680		Aerie Pharmaceuticals, Inc. *	754,622
211,500		IMV, Inc. *^	200,079
3,400		Krystal Biotech, Inc. *	200,192
81,600		Precision BioSciences, Inc. *	137,088
			1,291,981
		Business Services - 5.2%
445,000		comScore, Inc. *	858,850
43,914		OptimizeRx Corp. *	1,123,320
			1,982,170
		Calculating & Accounting Machines (No Electronic Computers) - 3.1%
223,740		Cantaloupe, Inc. *	1,172,398
		Communications Equipment - 1.6%
265,139		Powerfleet, Inc. *	628,379
		Computer Communications Equipment - 5.8%
388,979		Lantronix, Inc. *	2,189,952
		Computer Peripheral Equipment - 10.6%
139,200		Identiv, Inc. *	1,780,368
228,757		Immersion Corp. *	1,271,889
21,360		Impinj, Inc. *	999,862
			4,052,119
		Computer Processing & Data Preparation - 2.8%
192,562		Park City Group, Inc. *	1,053,314
		Computer Programming Services - 0.3%
346,500		Scout Gaming Group AB (SEK) *(a)	110,840
		Electric Services - 1.5%
93,127		Transphorm, Inc. *	559,693
		Functions Related to Depository Banking - 2.6%
394,000		Usio, Inc. *	977,120
		Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 0.4%
360,000		BIGG Digital Assets, Inc. *^	140,436
		Gold and Silver Ores - 1.8%
1,035,000		Solitario Zinc Corp. *	703,800
		Help Supply Services - 7.7%
75,778		Hudson Global, Inc. *	2,937,913
		Industrial Organic Chemicals - 2.4%
86,405		Codexis, Inc. *	922,805
		Medical Laboratories - 3.0%
124,049		Celcuity, Inc. *	811,281
51,300		DermTech, Inc. *	340,632
			1,151,913
		Metal Mining - 1.7%
382,500		Western Copper & Gold Corp. *^	646,425
		Mining & Quarrying of Nonmetallic Mineral (No Fuels) - 1.5%
576,000		Azimut Exploration, Inc. *^(a)	567,360
		Miscellaneous Metal Ores - 5.8%
826,200		Thunderbird Entertainment Group, Inc. *^	2,204,963
		Nonstore Retailers - 1.2%
82,400		Rover Group, Inc. *	446,608
		Pharmaceutical Preparations - 17.0%
54,000		Akouos, Inc. *	168,480
180,000		Arbutus Biopharma Corp. *	437,400
16,160		Arcturus Therapeutics Holdings, Inc. *	321,261
450,000		Athersys, Inc. *	99,000
324,000		Columbia Care, Inc. *	643,140
257,775		ContraFect Corp. *	876,435
238,500		DiaMedica Therapeutics, Inc. *	579,555
191,911		Harrow Health, Inc. *	1,387,517
72,000		Heron Therapeutics, Inc. *	237,600
32,800		Ideaya Biosciences, Inc. *	365,720
319,500		NeuBase Therapeutics, Inc. *	325,890
91,928		Omeros Corp. *	227,981
116,095		Tela Bio, Inc. *	811,504
			6,481,483
		Prepackaged Software - 8.0%
155,336		Inspired Entertainment, Inc. *	1,708,696
82,800		Porch Group, Inc. *	341,136
267,030		Qumu Corp. *	259,393
128,000		WM Technology, Inc. *	723,200
			3,032,425
		Real Estate - 0.3%
36,078		Leju Holdings Ltd. - ADR *^	133,127
		Security Brokers, Dealers & Flotation Companies - 1.8%
248,000		Voyager Digital Ltd. *	669,600
		Semiconductors and Related Devices - 0.4%
4,488		CEVA, Inc. *	161,882
		State Commercial Banks - 2.3%
135,000		BM Technologies, Inc. *	889,650
		Surgical and Medical Instruments and Apparatus - 6.2%
225,200		Alphatec Holdings, Inc. *	1,729,536
153,000		CytoSorbents Corp. *	295,290
81,819		iCAD, Inc. *	312,549
			2,337,375
		TOTAL COMMON STOCKS (Cost $53,297,205)	37,698,546

		PREFERRED STOCKS - 0.2%
		Advertising Agencies - 0.2%
368,541		SRAX, Inc. *(b)	67,738
		TOTAL PREFERRED STOCKS (Cost $18,017)	67,738

		MONEY MARKET FUND - 2.7%
1,031,529		First American Government Obligations Fund - Class X, 0.66% (c)	1,031,529
		TOTAL MONEY MARKET FUND (Cost $1,031,529)	1,031,529

		TOTAL INVESTMENTS (Cost $54,346,751) - 102.0%	38,797,813
		LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%	(767,117)
		TOTAL NET ASSETS - 100.0%	$38,030,696

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(SEK)	Security denominated in Swedish Krona. Value translated into U.S. Dollars.
	(a)	Level 2 Security.
	(b)	Level 3 Security. Security is valued in good faith in accordance with procedures approved by the Board of Directors.
	(c)	7-day yield.

Jacob Discovery Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Discovery Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2022:

	Level 1	Level 2		Level 3	Total
Common Stocks
Pharmaceutical Preparations	$6,481,483	$-		$-	$6,481,483
Computer Peripheral Equipment	4,052,119	-		-	4,052,119
Prepackaged Software	3,032,425	-		-	3,032,425
Help Supply Services	2,937,913	-		-	2,937,913
Surgical and Medical Instruments and Apparatus	2,337,375	-		-	2,337,375
Miscellaneous Metal Ores	2,204,963	-		-	2,204,963
Computer Communications Equipment	2,189,952	-		-	2,189,952
Business Services	1,982,170	-		-	1,982,170
Biological Products (No Diagnostic Substances)	1,291,981	-		-	1,291,981
Calculating & Accounting Machines (No Electronic Computers)	1,172,398	-		-	1,172,398
Medical Laboratories	1,151,913	-		-	1,151,913
Computer Processing & Data Preparation	1,053,314	-		-	1,053,314
Functions Related to Depository Banking	977,120	-		-	977,120
Industrial Organic Chemicals	922,805	-		-	922,805
State Commercial Banks	889,650	-		-	889,650
Gold and Silver Ores	703,800	-		-	703,800
Security Brokers, Dealers & Flotation Companies	669,600	-		-	669,600
Metal Mining	646,425	-		-	646,425
Communications Equipment	628,379	-		-	628,379
Mining & Quarrying of Nonmetallic Minerals (No Fuels)	-	567,360		-	567,360
Electric Services	559,693	-		-	559,693
Nonstore Retailers	446,608	-		-	446,608
Advertising	252,815	-		-	252,815
Semiconductors and Related Devices	161,882	-		-	161,882
Games, Toys & Children's Vehicles (No Dolls & Bicycles)	140,436	-		-	140,436
Real Estate	133,127	-		-	133,127
Computer Programming Services	-	110,840	(a)	-	110,840
Total Common Stocks	37,020,346	678,200		-	37,698,546

Preferred Stocks
Advertising Agencies	-	-		67,738	67,738

Short Term Investment
Money Market Fund	1,031,529	-		-	1,031,529

Total Investments in Securities	$38,051,875	$678,200		$67,738	$38,797,813

(a) Certain non-U.S. dollar denominated securities use systematic fair valuation.

The following is a reconciliation of Level 3 investments for the period from September 1, 2021 to May 31, 2022:

	Preferred Stocks
Beginning Balance – September 1, 2021	$-
Acquisitions	18,017
Change in unrealized appreciation/depreciation	49,721
Ending Balance – May 31, 2022	$67,738
Change in unrealized appreciation/deprecation on investments still held at May 31, 2022	$49,721

The Discovery Fund received preferred shares of SRAX, Inc. (the “Company”) as part of a corporate action spin off from the parent security, SRAX, Inc. – common stock on September 28, 2021. The corporate action noted that the preferred shares will hold approximately $6.5 million worth of Sequire client stock, the Company’s SasS data platform. During the period ended May 31, 2022, the Adviser determined the fair value of the preferred shares of SRAX, Inc. considering available information including the percentage of cost factor transferred to the preferred shares, underlying value of the positions, and disclosures made by the Company in its financial reporting. The preferred shares of SRAX, Inc. are non-transferable and non-tradable.